UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07732

                 ALLIANCE WORLD DOLLAR GOVERNMENT FUND II, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: March 31, 2007

                     Date of reporting period: June 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
SOVEREIGN DEBT OBLIGATIONS--83.0%
Argentina--5.5%
Republic of Argentina
   0.00%, 12/15/35(a)                                    $     3    $        257
   4.889%, 8/03/12(b)                                     40,342      37,279,354
   8.28%, 12/31/33(c)                                     13,461      11,980,020
   Series V
   7.00%, 3/28/11                                          2,985       2,769,914
                                                                    ------------
                                                                      52,029,545
                                                                    ------------
Brazil--14.0%
Federal Republic of Brazil
   7.125%, 1/20/37(c)                                     29,261      27,505,340
   8.00%, 1/15/18                                          9,038       9,526,052
   8.25%, 1/20/34                                         28,324      29,740,200
   8.875%, 10/14/19                                        8,144       8,958,400
   11.00%, 8/17/40(c)                                     45,915      56,934,599
                                                                    ------------
                                                                     132,664,591
                                                                    ------------
Bulgaria--0.4%
Republic of Bulgaria
   8.25%, 1/15/15(d)                                       3,204       3,609,306
                                                                    ------------
Colombia--2.5%
Republic of Colombia
   10.75%, 1/15/13                                         8,057       9,458,918
   11.75%, 2/25/20                                        10,919      14,276,593
                                                                    ------------
                                                                      23,735,511
                                                                    ------------
Costa Rica--0.4%
Republic of Costa Rica
   8.05%, 1/31/13(d)                                       1,669       1,752,450
   8.11%, 2/01/12(d)                                       1,964       2,067,110
                                                                    ------------
                                                                       3,819,560
                                                                    ------------
Dominican Republic--0.2%
Dominican Republic
   4.75%, 9/27/11(d)                                       2,101       2,205,828
                                                                    ------------
Ecuador--2.2%
Republic of Ecuador
   9.00%, 8/15/30(d)(e)                                   17,823      17,193,453
   9.375%, 12/15/15(d)                                     3,834       3,795,660
                                                                    ------------
                                                                      20,989,113
                                                                    ------------
El Salvador--1.1%
Republic of El Salvador
   7.625%, 9/21/34(d)                                      2,290       2,370,150
   7.65%, 6/15/35(d)                                       3,691       3,580,270
   8.50%, 7/25/11(d)                                       3,700       4,005,250
                                                                    ------------
                                                                       9,955,670
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Indonesia--1.8%
Republic of Indonesia
   6.75%, 3/10/14(d)                                     $ 8,585    $  8,370,375
   6.875%, 3/09/17(d)                                      3,954       3,855,150
   7.25%, 4/20/15(d)                                       2,480       2,458,920
   8.50%, 10/12/35(d)                                      2,048       2,191,360
                                                                    ------------
                                                                      16,875,805
                                                                    ------------
Jamaica--0.3%
Government of Jamaica
   10.625%, 6/20/17                                        2,332       2,530,220
                                                                    ------------
Lebanon--1.2%
Lebanese Republic
   7.875%, 5/20/11(d)                                      2,475       2,518,313
   10.125%, 8/06/08(d)                                     7,501       7,951,060
   11.625%, 5/11/16(d)                                     1,114       1,378,575
                                                                    ------------
                                                                      11,847,948
                                                                    ------------
Malaysia--1.1%
Malaysia
   8.75%, 6/01/09                                          9,420      10,127,593
                                                                    ------------
Mexico--13.5%
United Mexican States
   7.50%, 1/14/12                                          7,400       7,844,000
   8.125%, 12/30/19                                       42,200      47,685,999
   11.375%, 9/15/16                                       11,110      15,081,825
   Series A
   6.375%, 1/16/13                                         2,782       2,788,955
   8.00%, 9/24/22                                         37,632      41,865,599
   9.875%, 2/01/10                                        11,800      13,275,000
                                                                    ------------
                                                                     128,541,378
                                                                    ------------
Nigeria--1.8%
Central Bank of Nigeria
   6.25%, 11/15/20(e)                                     17,250      17,186,175
                                                                    ------------
Panama--3.0%
Republic of Panama
   6.70%, 1/26/36                                          2,929       2,596,559
   7.125%, 1/29/26                                         4,794       4,626,210
   7.25%, 3/15/15                                            600         606,000
   8.875%, 9/30/27                                         6,113       6,871,012
   9.375%, 7/23/12-4/01/29                                 6,885       7,854,225
   9.625%, 2/08/11                                         5,206       5,752,630
                                                                    ------------
                                                                      28,306,636
                                                                    ------------
Peru--2.4%
Republic of Peru
   7.35%, 7/21/25(c)                                       2,097       2,055,060
   8.375%, 5/03/16                                         4,791       5,126,370
   8.75%, 11/21/33(c)                                     13,866      15,217,935
   9.875%, 2/06/15                                           157         183,690
                                                                    ------------
                                                                      22,583,055
                                                                    ------------
Philippines--6.5%
Republic of Philippines
   7.75%, 1/14/31(c)                                       6,378       6,314,220
   8.25%, 1/15/14                                         12,842      13,323,575

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
   8.375%, 2/15/11                                       $   684    $    707,940
   8.875%, 3/17/15(c)                                     17,505      18,756,608
   9.00%, 2/15/13                                          4,775       5,001,813
   9.875%, 1/15/19                                        12,750      14,694,375
   10.625%, 3/16/25(c)                                     2,055       2,537,925
                                                                    ------------
                                                                      61,336,456
                                                                    ------------
Russia--12.4%
Russian Federation
   5.00%, 3/31/30(d)(e)                                   37,641      39,898,930
   11.00%, 7/24/18(d)                                      4,340       5,978,350
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08                                         70,752      66,775,737
   Series VII
   3.00%, 5/14/11                                          5,870       5,033,525
                                                                    ------------
                                                                     117,686,542
                                                                    ------------
Turkey--4.2%
Republic of Turkey
   6.875%, 3/17/36                                        18,028      14,963,240
   7.00%, 6/05/20(c)                                      12,100      10,799,250
   7.375%, 2/05/25                                         2,142       1,927,800
   8.00%, 2/14/34                                            900         846,000
   11.00%, 1/14/13                                         5,500       6,223,250
   11.875%, 1/15/30(c)                                     3,935       5,347,665
                                                                    ------------
                                                                      40,107,205
                                                                    ------------
Ukraine--0.9%
Government of Ukraine
   7.65%, 6/11/13(d)                                       4,970       4,994,850
   11.00%, 3/15/07(d)                                      3,743       3,804,896
                                                                    ------------
                                                                       8,799,746
                                                                    ------------
Uruguay--1.4%
Republic of Uruguay
   5.875%, 1/15/33(f)                                      4,246       3,842,730
   7.50%, 3/15/15                                          3,691       3,534,133
   8.00%, 11/18/22                                         2,296       2,204,160
   9.25%, 5/17/17                                          3,488       3,737,392
                                                                    ------------
                                                                      13,318,415
                                                                    ------------
Venezuela--6.2%
Republic of Venezuela
   5.75%, 2/26/16                                          3,751       3,338,390
   6.09%, 4/20/11(b)(d)                                    3,050       3,042,375
   7.00%, 12/01/18(d)                                      3,540       3,363,000
   8.50%, 10/08/14                                         5,081       5,373,158
   9.25%, 9/15/27(c)                                      11,981      14,065,694
   10.75%, 9/19/13                                        19,646      23,437,678
   13.625%, 8/15/18                                        4,499       6,411,075
                                                                    ------------
                                                                      59,031,370
                                                                    ------------
Total Sovereign Debt Obligations
   (cost $758,899,847)                                               787,287,668
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
CORPORATE DEBT OBLIGATIONS--11.4%
Brazil--0.3%
Banco BMG, SA
   9.15%, 1/15/16(d)                                     $ 3,300     $ 3,250,500
                                                                     -----------
Cayman Islands--0.2%
C&M Finance Ltd.
   8.10%, 2/01/16(d)                                       1,405       1,341,775
                                                                     -----------
Hong Kong--0.4%
Noble Group Ltd.
   6.625%, 3/17/15(d)                                      4,731       4,101,091
                                                                     -----------
Indonesia--0.5%
Freeport-McMoran Copper & Gold
   10.125%, 2/01/10                                        4,800       5,094,000
                                                                     -----------
Jamaica--0.3%
Digicel Ltd.
   9.25%, 9/01/12(d)                                       3,009       3,144,405
                                                                     -----------
Kazakhstan--0.6%
Kazkommerts International BV
   8.50%, 4/16/13(d)                                       3,000       3,075,000
TengizChevroil Finance Co.
   6.124%, 11/15/14(d)                                     2,569       2,482,296
                                                                     -----------
                                                                       5,557,296
                                                                     -----------
Mexico--0.4%
America Movil SA de CV
   6.375%, 3/01/35                                           923         800,703
Monterrey Power SA de CV
   9.625%, 11/15/09(d)                                     2,526       2,725,582
                                                                     -----------
                                                                       3,526,285
                                                                     -----------
Panama--0.3%
AES El Salvador Trust
   6.75%, 2/01/16(d)                                       3,100       2,855,881
                                                                     -----------
People's Republic of China--0.4%
Choada Modern Agricultural Holdings Ltd.
   7.75%, 2/08/10(d)                                       3,808       3,750,880
                                                                     -----------
Peru--0.5%
Southern Copper Corp.
   6.375%, 7/27/15                                         4,524       4,325,034
                                                                     -----------
Romania--0.4%
MobiFon Holdings BV
   12.50%, 7/31/10                                         3,075       3,482,438
                                                                     -----------
Russia--6.8%
Aries Vermogensverwaltng
   9.60%, 10/25/14(d)                                     21,750      27,009,149
Citigroup (JSC Severstal)
   9.25%, 4/19/14(d)                                       2,256       2,340,374
Evraz Group, SA
   8.25%, 11/10/15(d)                                      3,933       3,824,843
Gallery Capital, SA
   10.125%, 5/15/13(d)                                     1,667       1,488,631

                                                     Shares or
                                                     Principal
                                                      Amount
                                                       (000)      U.S. $ Value
                                                     ---------   --------------
Gazprom Oao
   9.625%, 3/01/13(d)                                 $ 16,100   $   18,233,250
Gazstream, SA
   5.625%, 7/22/13(d)                                    1,898        1,845,708
Mobile Telesystems Finance
   9.75%, 1/30/08(d)                                     5,390        5,545,055
Russian Standard Finance
   7.50%, 10/07/10(d)                                    3,412        3,181,690
Tyumen Oil
   11.00%, 11/06/07(d)                                   1,075        1,129,288
                                                                 --------------
                                                                     64,597,988
                                                                 --------------
Ukraine--0.3%
Kyivstar
   7.75%, 4/27/12(d)                                       900          867,375
   10.375%, 8/17/09(d)                                   1,800        1,912,500
                                                                 --------------
                                                                      2,779,875
                                                                 --------------
Total Corporate Debt Obligations
   (cost $108,772,339)                                              107,807,448
                                                                 --------------
WARRANTS(g)--0.1%
Central Bank of Nigeria
   Warrants, expiring 11/15/20                           9,500        1,425,000
Republic of Venezuela
   Warrants, expiring 4/15/20                           25,000                0
                                                                 --------------
Total Warrants
   (cost $0)                                                          1,425,000
                                                                 --------------
SHORT-TERM INVESTMENT--20.0%
Time Deposit--20.0%
Societe Generale
   5.281%,7/03/06
   (cost $189,800,000)
                                                      $189,800      189,800,000
                                                                 --------------
Total Investments--114.5%
   (cost $1,057,472,186)                                          1,086,320,116
Other assets less liabilities--(14.5%)                             (137,588,588)
                                                                 --------------
Net Assets--100%                                                 $  948,731,528
                                                                 --------------

CREDIT DEFAULT SWAP CONTRACTS

                                   Notional                              Unrealized
Swap Counterparty &                 Amount    Interest   Termination    Appreciation/
Referenced Obligation                (000)      Rate         Date      (Depreciation)
--------------------------------   --------   --------   -----------   --------------
Buy Contracts:
Citigroup Global Markets, Inc.
   Republic of Colombia
   8.375%, 2/15/27                  $ 4,250      3.02%      1/20/10      $ (294,395)

Citigroup Global Markets, Inc.
   Republic of Hungary
   4.50%, 2/06/13                     3,075      0.50      11/26/13          30,969
JPMorgan Chase & Co.
   Republic of Hungary
   4.50%, 2/06/13                    11,300      0.30      10/20/15         343,671

Sale Contracts:
Citigroup Global Markets, Inc.
   Federal Republic of Brazil
   12.25%, 3/06/30                   19,047      1.98       4/20/07         332,105
Citigroup Global Markets, Inc.
   Federal Republic of Brazil
   12.25%, 3/06/30                   18,840      3.09       8/20/10       1,328,688
Citigroup Global Markets, Inc.
   Republic of Colombia
   8.375%, 2/15/27                    8,600      1.13       1/20/07          85,057
Citigroup Global Markets, Inc.
   Republic of Philippines
   10.625%, 3/16/25                   4,070      4.95       3/20/09         397,434
Credit Suisse First Boston
   Federal Republic of Brazil
   12.25%, 3/6/30                     5,800      6.90       6/20/07         378,938
Credit Suisse First Boston
   Federal Republic of Brazil
   12.25%, 3/06/30                   13,570      3.17      10/20/15         663,659
Deutsche Bank AG London
   Federal Republic of Brazil
   12.25%, 3/06/30                   19,047      1.90       4/20/07         316,920
JPMorgan Chase & Co.
   Oao Gazprom
   5.875%-10.50%, 4/25/07-6/01/15    12,210      1.04      10/20/10         (62,950)
Morgan Stanley
   Federal Republic of Brazil
   10.125%, 5/15/27                   7,200     17.75       2/13/08       2,436,855
Morgan Stanley
   Federal Republic of Brazil
   12.25%, 3/06/30                    5,120      3.80       8/20/06          96,367

REVERSE REPURCHASE AGREEMENTS

                             Interest
Broker                Rate   Maturity       Amount
-------------------   ----   --------   ------------
JPMorgan Chase & Co   1.35%   7/03/06   $  1,474,776
JPMorgan Chase & Co   1.50    7/03/06      5,250,494
JPMorgan Chase & Co   2.00    7/03/06      5,626,804
JPMorgan Chase & Co   2.50    7/13/06      5,294,494
JPMorgan Chase & Co   3.50    7/03/06      2,441,186
JPMorgan Chase & Co   3.50    7/03/06      2,035,455
JPMorgan Chase & Co   4.25   12/29/06      5,412,443
JPMorgan Chase & Co   4.40    7/03/06     18,706,765
JPMorgan Chase & Co   4.75    7/13/06     56,788,380

JPMorgan Chase & Co   4.75   12/29/06     15,245,374
JPMorgan Chase & Co   4.80    7/03/06     10,410,936
UBS AG LONDON         4.85   12/29/06     20,771,948
UBS AG LONDON         5.10   12/29/06     13,348,725
                                        ------------
                                        $162,807,780
                                        ============

(a)  Variable rate coupon, rate shown as of June 30,2006.

(b) Floating rate security, stated interest rate was in effect at June 30, 2006.

(c) Security or a portion of the security has been pledged as collateral for reverse repurchase agreements. At the period end, the value of securities pledged amounted to $164,197,617.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate market value of these securities amounted to $224,490,904 or 23.7% of net assets.

(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2006. (f) Pay-In-Kind Payments (PIK).
     (g) Non-income producing security.

     Glossary of Terms:
     DCB - Debt Conversion Bonds
     FRN - Floating Rate Note

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant Alliance World Dollar Government Fund II, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: August 21, 2006


                                       4